Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Breakdown and Composition of Property, Plant and Equipment	Breakdown and composition of property, plant and equipment
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	As of 12/31/2023	Additions (i)	Write- offs	Depreciation	Transfers and others	As of 12/31/2024		Historical cost	Accumulated depreciation
Land	559	-	-	-	-	559		559	-
Buildings	777	46	-	(23)	94	894		1,074	(180)
Improvements	8,099	773	(7)	(502)	(45)	8,318		10,301	(1,983)
Machinery and equipment	2,310	378	(6)	(272)	21	2,431		3,668	(1,237)
Facilities	270	13	-	(38)	-	245	=	443	(198)
Furniture and appliances	903	132	(5)	(158)	17	889		1,447	(558)
Constructions in progress	111	100	(1)	-	(87)	123		123	-
Others	119	34	-	(53)	5	105		292	(187)
	13,148	1,476	(19)	(1,046)	5	13,564		17,907	(4,343)

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	As of 12/31/2022	Additions (i)	Write- offs	Depreciation	Transfers and others	As of 12/31/2023		Historical cost	Accumulated depreciation
Land	600	17	-	-	(58)	559		559	-
Buildings	730	45	-	(19)	21	777		934	(157)
Improvements	6,865	1,659	(26)	(438)	39	8,099		9,583	(1,484)
Machinery and equipment	1,440	499	(16)	(214)	601	2,310		3,285	(975)
Facilities	585	84	(2)	(58)	(339)	270	=	430	(160)
Furniture and appliances	755	186	(5)	(144)	111	903		1,311	(408)
Constructions in progress	543	47	(1)	-	(478)	111		111	-
Others	64	42	(1)	(45)	59	119		255	(136)
	11,582	2,579	(51)	(918)	(44)	13,148		16,468	(3,320)

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	As of 12/31/2021	Additions (i)	Write- offs	Depreciation	Transfers and others	As of 12/31/2022		Historical cost	Accumulated depreciation
Land	570	48	(18)	-	-	600		600	-
Buildings	656	117	-	(17)	(26)	730		859	(129)
Improvements	3,596	3,451	(27)	(284)	129	6,865		7,933	(1,068)
Machinery and equipment	828	708	(4)	(184)	92	1,440		2,160	(720)
Facilities	362	258	(7)	(35)	7	585	=	729	(144)
Furniture and appliances	416	279	(2)	(70)	132	755		1,043	(288)
Constructions in progress	235	582	(1)	-	(273)	543		543	-
Others	37	24	-	(16)	19	64		157	(93)
	6,700	5,467	(59)	(606)	80	11,582		14,024	(2,442)

(i)	Includes interest capitalization in the amount of R$46 as of December 31, 2024 (R$257 and R$774 as of December 31, 2023 and 2022, respectively), see note 12.3.

Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation	Additions to property, plant and equipment for cash flow presentation purpose are as follows:
	2024	2023	2022
Additions	1,476	2,579	5,467
Capitalized borrowing costs	(46)	(257)	(774)
Financing of property, plant and equipment – Additions	(1,390)	(2,298)	(5,080)
Financing of property, plant and equipment – Payments	1,607	3,092	3,911
	1,647	3,116	3,524